Non adjusting events after the reporting period	12 Months Ended
Dec. 31, 2024
Non adjusting events after the reporting period
Non adjusting events after the reporting period

28Non adjusting events after the reporting period

On January 24, 2025, we closed the 2025 Offering, comprising an underwritten public offering for 15,000,000 Units, with each Unit consisting of (i) one ordinary share; (ii) one-half of one Tranche A Warrant; and (iii) one-half of one Tranche B Warrant. Gross proceeds of the 2025 Offering totaled $90 million, before deducting underwriting discounts and commissions and other offering expenses.